Total operating costs - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis Of Income And Expense [Line Items]
Increase in provision for restructuring programmes (Note 22)	€ 78	€ 115	€ 93
Amount of provision unused (Note 22)	(10)	(8)	(13)
Accelerated depreciation and non-cash costs	11	44	60
Other cash costs	15	12	13
Restructuring charges including accelerated depreciation	94	163	153
Cost of sales
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	9	19	17
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	0	1	45
Administrative expenses
Analysis Of Income And Expense [Line Items]
Restructuring charges including accelerated depreciation	€ 85	€ 143	€ 91